Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - 98.7%
International Equity Funds - 12.3%
DeltaShares® S&P EM 100 & Managed Risk ETF (A)	56,990	$ 2,646,923
DeltaShares® S&P International Managed Risk ETF (A) (B)	74,155	3,502,622
Vanguard FTSE Developed Markets ETF	10,080,229	484,153,399
Vanguard FTSE Emerging Markets ETF (B)	2,580,620	119,044,001

		609,346,945

U.S. Equity Funds - 27.9%
DeltaShares® S&P 400 Managed Risk ETF (A) (B)	22,431	1,262,978
DeltaShares® S&P 500 Managed Risk ETF (A)	212,646	15,886,102
DeltaShares® S&P 600 Managed Risk ETF (A)	23,701	1,291,349
iShares Core S&P Total U.S. Stock Market ETF (B)	3,496,642	352,951,044
Schwab U.S. Broad Market ETF (B)	2,767,324	147,747,428
Vanguard Total Stock Market ETF (B)	3,811,308	867,720,492

		1,386,859,393

U.S. Fixed Income Funds - 58.5%
iShares Core U.S. Aggregate Bond ETF	11,810,253	1,264,878,096
iShares Short Treasury Bond ETF	5,717,218	630,323,285
Vanguard Total Bond Market ETF	12,690,154	1,009,374,849

		2,904,576,230

Total Exchange-Traded Funds (Cost $4,686,477,824)		4,900,782,568

OTHER INVESTMENT COMPANY - 0.6%
Securities Lending Collateral - 0.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.29% (C)	30,594,561	30,594,561

Total Other Investment Company (Cost $30,594,561)		30,594,561

Principal	Value
REPURCHASE AGREEMENT - 0.5%

Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $26,837,827 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.75%, due 03/15/2025, and with a value of $27,374,671.

$ 26,837,827	$ 26,837,827

Total Repurchase Agreement (Cost $26,837,827)	26,837,827

Total Investments (Cost $4,743,910,212)	4,958,214,956
Net Other Assets (Liabilities) - 0.2%	11,128,091

Net Assets - 100.0%	$ 4,969,343,047

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Exchange-Traded Funds	$4,900,782,568	$—	$—	$4,900,782,568
Other Investment Company	30,594,561	—	—	30,594,561
Repurchase Agreement	—	26,837,827	—	26,837,827

Total Investments	$4,931,377,129	$26,837,827	$—	$4,958,214,956

Transamerica Series Trust	Page 1

Transamerica Managed Risk – Balanced ETF VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in DeltaShares® Exchange-Traded Funds. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
DeltaShares® S&P 400 Managed Risk ETF	$55,832,366	$—	$(50,828,571)	$6,555,963	$(10,296,780)	$1,262,978	22,431	$103,811	$—
DeltaShares® S&P 500 Managed Risk ETF	234,090,126	—	(200,679,407)	65,292,454	(82,817,071)	15,886,102	212,646	514,189	—
DeltaShares® S&P 600 Managed Risk ETF	23,926,918	—	(21,257,125)	2,082,883	(3,461,327)	1,291,349	23,701	70,894	—
DeltaShares® S&P EM 100 & Managed Risk ETF	24,774,838	—	(19,630,423)	(1,346,555)	(1,150,937)	2,646,923	56,990	72,411	—
DeltaShares® S&P International Managed Risk ETF	101,119,566	—	(87,546,677)	(4,863,120)	(5,207,147)	3,502,622	74,155	453,660	—

Total	$439,743,814	$—	$(379,942,203)	$67,721,625	$(102,933,262)	$24,589,974	389,923	$1,214,965	$—

(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $122,963,290, collateralized by cash collateral of $30,594,561 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $95,232,203. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Rates disclosed reflect the yields at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.

Transamerica Series Trust	Page 2

Transamerica Managed Risk – Balanced ETF VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica Managed Risk – Balanced ETF VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Transamerica Series Trust	Page 3